Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Preferred Stock, No par value [Member]	Common Stock, No par value [Member]	Additional paid in capital [Member]	Retained earnings [Member]	Accumulated other comprehensive income (loss) [Member]	Total FMC-AG and Co. KGaA [Member]	Noncontrolling interests not subject to put provisions [Member]
Shareholders equity at Dec. 31, 2011	$ 8,061,017	$ 4,452	$ 371,649	$ 3,362,633	$ 4,648,585	$ (485,767)	$ 7,901,552	$ 159,465
Shares issued at Dec. 31, 2011		3,965,691	300,164,922
Proceeds from exercise of options and related tax effects	113,786	10	3,266	110,510			113,786
Shares from exercise of options and related tax effects		7,642	2,574,836
Compensation expense related to stock options	26,476			26,476			26,476
Dividends paid	271,733				271,733		271,733
Purchase (sale) of noncontrolling interests	59,787			(26,918)			(26,918)	86,705
Cash contributions from noncontrolling interests	26,428							26,428
Changes in fair value of noncontrolling interests	18,880			18,880			18,880
Comprehensive income (loss)
Net Income	1,232,259				1,186,809		1,186,809	45,450
Other comprehensive income (loss) - net	(6,784)					(6,346)	(6,346)	(438)
Total comprehensive income	1,225,475						1,180,463	45,012
Shareholders equity at Dec. 31, 2012	9,207,260	4,462	374,915	3,491,581	5,563,661	(492,113)	8,942,506	264,754
Shares issued at Dec. 31, 2012		3,973,333	302,739,758
Proceeds from exercise of options and related tax effects	4,543	0	136	4,407			4,543
Shares from exercise of options and related tax effects		0	103,327
Compensation expense related to stock options	6,220			6,220			6,220
Purchase (sale) of noncontrolling interests	(18,208)			(13,930)			(13,930)	(4,278)
Cash contributions from noncontrolling interests	13,545							13,545
Changes in fair value of noncontrolling interests	(26,312)			(26,312)			(26,312)
Comprehensive income (loss)
Net Income	236,186				225,499		225,499	10,687
Other comprehensive income (loss) - net	(52,079)					(50,599)	(50,599)	(1,480)
Total comprehensive income	184,107						174,900	9,207
Shareholders equity at Mar. 31, 2013	$ 9,344,065	$ 4,462	$ 375,051	$ 3,461,966	$ 5,789,160	$ (542,712)	$ 9,087,927	$ 256,138
Shares issued at Mar. 31, 2013		3,973,333	302,843,085